E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund



                               Semi-Annual Report
                                   (Unaudited)



                                Six Months Ended
                                December 31, 1998

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. Realty Securities Fund

                             Schedule of Investments

                                December 31, 1998

                                   (Unaudited)

                                                        Number
                                                        of Shares         Value +
                                                        ---------         -------
COMMON STOCK -- (96.7%)
------------
  Apartment Investment & Management Company             11,000          $  409,063
  Archstone Communities Trust                           20,002             405,041
  Arden Realty Group, Inc.                              38,500             892,719
  Avalonbay Communities, Inc.                           15,855             543,034
  Boston Properties, Inc.                               16,900             515,450
  Bradley Real Estate Trust, Inc.                       19,800             405,900
  BRE Properties, Inc., Class A                         16,400             405,900
  CarrAmerica Realty Corp.                              16,700             400,800
  Catellus Development Corp.                            23,800             340,638
  Charles E. Smith Residential Realty, Inc.             18,000             578,250
  Chateau Communities, Inc.                             26,524             777,485
  Cornerstone Properties, Inc.                          38,900             607,813
  Crestline Capital Corp.                                2,610              38,171
  Developers Diversified Realty Corp.                   30,300             537,825
  Equity Office Properties Trust                        59,959           1,439,010
  Equity Residential Properties Trust                   19,437             785,984
  Federal Realty Investment Trust                       11,100             262,238
  Franchise Finance Corp. of America                    33,200             796,800
  General Growth Properties, Inc.                       25,100             950,663
  Host Marriott Corp.                                   26,100             360,506
  Kilroy Realty Corp.                                   35,200             809,600
  Kimco Realty Corp.                                    33,100           1,313,656
  Liberty Property Trust                                27,100             667,338
  Mack-Cali Realty Corp.                                15,700             484,738
  Manufactured Home Communities, Inc.                   16,900             423,556
  Meditrust Corp.                                       19,200             290,400
  Nationwide Health Properties, Inc.                    12,000             258,750
  Patriot American Hospitality, Inc.                    67,500             405,000
  Post Properties, Inc.                                 24,420             938,644
  Prologis Trust                                        39,648             822,696
  Reckson Associates Realty Corp.                       37,800             838,688
  Simon Property Group, Inc.                            46,100           1,313,850

                 See accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. Realty Securities Fund

                             Schedule of Investments

                                December 31, 1998

                                   (Unaudited)

                                                                Number
                                                                of Shares           Value +
                                                                ---------           -------
COMMON STOCK -- (Continued)
------------
   SL Green Realty Corp.                                         25,500          $   551,438
   Spieker Properties, Inc.                                      11,600              401,650
   Starwood Hotels & Resorts                                     37,186              843,657
   Storage Trust Realty                                          22,900              535,288
   Sun Communities, Inc.                                         23,700              825,056
   Taubman Centers, Inc.                                         36,200              497,750
   The Macerich Company                                          15,700              402,313
   Tower Realty Trust                                            19,100              384,388
   Trinet Corp. Realty                                            5,000              133,750
   Urban Shopping Centers, Inc.                                   8,100              265,275
   Vornado Realty Trust                                          27,600              931,500
                                                                                 -----------

   TOTAL COMMON STOCK  (Cost $27,257,293)                                         25,792,271
                                                                                 -----------

PREFERRED STOCK -- (1.2%)

   Vornado Realty Trust Preferred
     Convertible Series A (Cost $350,229)                         6,700              324,950
                                                                                 -----------

TEMPORARY INVESTMENTS -- (2.1%)

   Provident Institutional Funds Trust
     For Federal Securities Fund (Cost $552,154)                552,154               52,154
                                                                                 -----------

TOTAL INVESTMENTS -- 100.0% (Cost $28,159,676)++                                 $26,669,375
                                                                                 ===========


+   See Note B to Financial Statement
++ Approximates cost for federal income tax purposes


                 See accompanying Notes to Financial Statements

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                       Statement of Assets and Liabilities

                                December 31, 1998
                                   (Unaudited)



ASSETS

   Investments at value (Cost $28,159,676) ................       $26,669,375
   Receivable from advisor ................................             2,395
   Dividends receivable ...................................           247,736
   Receivable for investment securities sold ..............            34,595
   Organizational expense .................................           162,377
   Prepaid expenses and other assets ......................             6,006
                                                                  -----------
            Total Assets ..................................        27,125,020
                                                                  -----------

LIABILITIES
   Accrued expenses .......................................            22,027
                                                                  -----------

            Total Liabilities .............................            22,027
                                                                  -----------

NET ASSETS (Applicable to 2,971,710
 Institutional Class shares outstanding, $.01
 par value, unlimited shares authorized) ..................       $27,102,993
                                                                  ===========

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER INSTITUTIONAL
 CLASS SHARE ..............................................       $      9.12
                                                                  ===========


                 See accompanying Notes to Financial Statements

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                             Statement of Operations

                                                                 Six Months
                                                                    Ended
                                                              December 31, 1998
                                                                 (Unaudited)
                                                                 -----------
Investment Income
      Dividends ...........................................      $   618,449
      Interest ............................................           24,456
                                                                 -----------

      Total Investment Income .............................          642,905
                                                                 -----------

Expenses
      Investment advisory fee .............................           54,120
      Administrative fee ..................................           18,040
      Custodian fee .......................................            6,656
      Transfer agency services fee ........................            3,750
      Organization expenses ...............................           18,420
      Audit fee ...........................................           17,682
      Legal fee ...........................................           14,402
      Trustees' fees and expenses .........................           14,402
      Shareholders' reports ...............................            3,824
      Other expenses ......................................            5,821
                                                                 -----------

      Total Expenses ......................................          157,117

      Less:  Expenses Waived or Reimbursable ..............          (84,957)
                                                                 -----------

      Net Expenses ........................................           72,160
                                                                 -----------

      Net Investment Income ...............................          570,745
                                                                 -----------

Net Realized and Unrealized Gain (Loss)
 on Investment Securities

Net Realized Loss on Investment Securities ................          (83,540)

Change in Unrealized Appreciation (Depreciation)
 of Investment Securities .................................       (1,504,198)
                                                                 -----------

      Net Loss on Investment Securities ...................       (1,587,738)
                                                                 -----------

Net Decrease in Net Assets
 Resulting from Operations ................................      ($1,016,993)
                                                                 ===========


                 See accompanying Notes to Financial Statements

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                       Statements of Changes in Net Assets

                                                               Six Months
                                                                  Ended         June 11, 1998 (a)
                                                            December 31, 1998        through
                                                               (Unaudited)        June 30, 1998
                                                               -----------        -------------
Increase (Decrease) in Net Assets
Operations:
     Net Investment Income .............................      $    570,745         $   2,518
     Net Realized Loss on  Investment Securities .......           (83,540)           (2,559)
     Change in Unrealized Appreciation (Depreciation)
      of Investment Securities .........................        (1,504,198)           13,897
                                                              ------------         ---------
         Net Increase (Decrease) in Net Assets Resulting
          from Operations ..............................        (1,016,993)           13,856
                                                              ------------         ---------

Distributions From:
     Net Investment Income .............................          (434,812)             --
     Net Realized Gains ................................              --                --
                                                              ------------         ---------
         Total Distributions ...........................          (434,812)             --
                                                              ------------         ---------

Capital Share Transactions -- Institutional Class: (1)
     Shares Issued .....................................        27,606,150           400,000
     Shares Issued in Reinvestment of Distributions ....           434,812              --
     Shares Redeemed ...................................               (20)             --
                                                              ------------         ---------
         Net  Increase From Capital Share
          Transactions .................................        28,040,942           400,000
                                                              ------------         ---------

Total Increase in Net Assets ...........................        26,589,137           413,856

Net Assets
     Beginning of Period ...............................           513,856           100,000
                                                              ------------         ---------
     End of Period .....................................      $ 27,102,993         $ 513,856
                                                              ============         =========

(1) Shares Issued and Redeemed -- Institutional Class:
Shares Issued ..........................................         2,872,927            40,091
Shares Reinvested ......................................            48,694              --
Shares Redeemed ........................................                (2)             --
                                                              ------------         ---------
                                                                 2,921,619            40,091
                                                              ============         =========

------------
(a) Commencement of Operations.


                 See accompanying Notes to Financial Statements

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                              Financial Highlights

       For an Institutional Class Share Outstanding Throughout the Period

                                                                            Six Months
                                                                               Ended              June 11, 1998(a)
                                                                         December 31, 1998             through
                                                                            (Unaudited)             June 30, 1998
                                                                            -----------             -------------
Net Asset Value, Beginning of Period..............................            $10.26                   $10.00
                                                                              ------                   ------

Income from Investment Operations
   Net Investment Income..........................................              0.18                     0.05
   Net Gain (Loss) on Securities (Realized and Unrealized)........             (1.14)                    0.21
                                                                              ------                   ------
       Total from Investment Operations...........................             (0.96)                    0.26
                                                                              ------                   ------

Less Distributions
   Net Investment Income..........................................             (0.18)                     --
   Net Realized Gains.............................................                --                      --
                                                                              ------                   ------
       Total Distributions........................................             (0.18)                     --
                                                                              ------                   ------

Net Asset Value, End of Period....................................            $ 9.12                   $10.26
                                                                              ======                   ======

Total Return......................................................             (9.33%)#                  2.60%#

Net Assets, End of Period                                                $27,102,993                 $513,856
Ratio of  Expenses to Average Net Assets..........................              1.00%(b)*                1.00%(b)*
Ratio of  Net Investment Income to Average
 Net Assets.......................................................              7.91%(b)*               10.50%(b)*
Portfolio Turnover Rate...........................................              5.57%                   22.23%

----------------
*    Annualized
#    Non-Annualized
(a)  Commencement of Operations.
(b) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets, for the periods ended December 31, 1998 and June 30, 1998, would have been 2.18% and 37.75%, respectively, and the ratio of net investment income to average net assets, for the periods ended December 31, 1998 and June 30, 1998 would have been 6.73% and (26.25%), respectively. Because of commencement of operations and related preliminary transaction costs these ratios are not necessarily indicative of future ratios.



                 See accompanying Notes to Financial Statements

                         E.I.I. Realty Securities Trust

                          E.I.I. Realty Securities Fund

                          Notes to Financial Statements

                                   (Unaudited)

A. Organization:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. The Fund commenced operations on June 11, 1998 by selling shares of the Institutional share class. As of December 31, 1998, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services to be provided to them.


B. Significant Accounting Policies:

The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Organizational Costs: Organizational costs have been capitalized and are being amortized on a straight line basis over a period of 60 months.

Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


C. Investment Advisory and Administrative Services:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Investment Advisory Agreement will initially be effective for a two-year period and thereafter will be approved on an annual basis.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the Institutional Share Class, E.I.I. has agreed to waive 0.10% of its administrative fee resulting in a net annual rate of 0.15% of average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund.


D. Distribution and Shareholder Servicing Plans:

The Fund has also adopted a Distribution and Service Plan for the Investor Share Class under which the Fund may pay up to 0.75% of the average daily net assets of the Investor Share Class for distribution assistance.

The Fund has adopted a Shareholder Servicing Plan for the Adviser and Investor Share Classes. Under the Shareholder Servicing Plan, the Adviser will provide shareholder services to its clients that invest in the Fund. The Fund may also enter into shareholder service agreements pursuant to which a shareholder servicing agent other than the Adviser performs shareholder services for its customers who are shareholders of the Fund. In exchange for these services, the Fund pays up to 0.25% of the average daily net assets of the Adviser or Investor Shares serviced by the Adviser or the agent (collectively, the "Shareholder Servicing Agents"). Shareholder Servicing Agents may waive all or a portion of their fee periodically.

E. Investment Transactions:

For the period ended December 31, 1998, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

    Purchases...........................................        $27,535,440
    Sales...............................................            376,949


At December 31, 1998, gross unrealized appreciation and depreciation for federal income tax purposes on investment securities for the Fund was as follows:

    Gross Unrealized Appreciation.......................        $   159,947
    Gross Unrealized Depreciation.......................         (1,650,248)
                                                                -----------
    Net.................................................        $(1,490,301)
                                                                ===========


At June 30, 1998, the Fund had a capital loss carryover for federal income tax purposes of $2,559 which expires on June 30, 2006.


F. Components of Net Assets:

At December 31, 1998, net assets consisted of:

    Paid-In Capital.....................................        $28,540,942
    Undistributed Net Investment Income.................            138,451
    Accumulated Net Realized Loss.......................            (86,099)
    Net Unrealized Appreciation of
     Investment Securities..............................        ( 1,490,301)
                                                                -----------
                                                                $27,102,993
                                                                ===========